Capital stock - Additional Information (Details)																								12 Months Ended
	Aug. 31, 2025 USD ($) shares	Aug. 18, 2025 USD ($) shares	Aug. 15, 2025 $ / shares shares	Aug. 13, 2025 USD ($) shares	Mar. 31, 2025 shares	Jan. 17, 2025 USD ($) shares	Jan. 16, 2025 USD ($) $ / shares shares	Jan. 14, 2025 $ / shares shares	Dec. 21, 2024 USD ($) shares	Oct. 08, 2024 shares	Sep. 16, 2024 USD ($) $ / shares shares	Aug. 22, 2024 shares	Aug. 16, 2024 shares	Jan. 17, 2024 shares	Dec. 21, 2023 $ / shares shares	Dec. 13, 2023 $ / shares shares	Sep. 20, 2023 $ / shares shares	Aug. 02, 2023 $ / shares shares	Jun. 16, 2023 $ / shares shares	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Nov. 23, 2020 $ / shares shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2024 USD ($) $ / shares shares	Aug. 31, 2025 $ / shares	Mar. 16, 2025 shares
Capital stock
Exercise price of warrants | $ / shares			$ 2.5					$ 15			$ 112.5				$ 1,417.5	$ 1,417.5	$ 5,467.5	$ 5,467.5	$ 5,467.5	$ 5,683.5	$ 5,683.5	$ 5,683.5	$ 16,875		$ 1,417.5
Number of warrants to purchase voting common shares issued			175,000					23,537			1,896				103		277	368	367	283	353	412	113		277
Number of Voting Common Shares issued to third parties in exchange for services																								86,160	760
Number of Voting Common Shares value issued to third parties in exchange for services | $																								$ 1,085,270	$ 928,016
Number of shares converted					1					1		1
Ratio to the conversion of stock split					10					9		15
Additional voting common shares					65,664					19,512		1,680
Total cash consideration price, net of transaction costs | $																									1,326,675
Net transaction costs | $																									$ 183,449
Warrants term			5 years					5 years 6 months			5 years				5 years		3 years	3 years	3 years	3 years	3 years	3 years	5 years		3 years
Number of shares issuable pursuant to litigation settlement																											250,000
Number of shares issued pursuant to litigation settlements				250,000
Amount of shares issued to litigation settlements | $				$ 832,500
At the market public offering
Capital stock
Net transaction costs | $																								$ 681,063
Number of shares issued																								447,816
Net proceeds from this capital raise | $	$ 11,068,553																							$ 11,068,553
Private placement
Capital stock
Exercise price of warrants | $ / shares							$ 15
Number of warrants to purchase voting common shares issued							235,320
Net transaction costs | $		$ 1,037,762					$ 435,794				$ 774,180
Number of shares issued		2,075,000					425,640				37,778
Total cash consideration | $		$ 5,962,238					$ 3,231,642				$ 2,625,820
Warrants term							5 years
Series A Convertible Preferred Shares
Capital stock
Shares issued upon conversion of convertible preferred stock																								988	1,165
Number of shares converted																								400
Convertible preferred shares																									650
Number of warrants issued													2,124
Securities issuance - warrants exchanged (in shares)													4,186
Pre-funded warrants | Private placement
Capital stock
Number of warrants to purchase voting common shares issued		1,425,000					45,000
Derivatives | Series A Convertible Preferred Shares
Capital stock
Exercise price of warrants | $ / shares																$ 1,417.5
Shares issued upon conversion of convertible preferred stock																								988	1,165
Number of shares converted									1,950															400	650
Convertible preferred shares									4,821
Number of warrants issued													2,124		2,124	1
Securities issuance - warrants exchanged (in shares)													4,186
Number of shares issued															3,000
Common Shares at a value | $									$ 71,784															$ 71,784
Warrants term																5 years
Derivatives | Series B Convertible Preferred Shares
Capital stock
Exercise price of warrants | $ / shares																$ 1,417.5
Number of shares converted						3,000								3,000
Convertible preferred shares						7,408
Number of warrants issued														2,117		1
Common Shares at a value | $						$ 136,298																		$ 136,298
Warrants term																5 years
Pre-funded warrants
Capital stock
Exercise price of warrants | $ / shares																										$ 0.001
Number of warrants to purchase voting common shares issued																								1
Securities issuance - warrants exchanged (in shares)																									48
Securities issuance - pre-funded warrants converted (in shares)																								(1,470,000)
Pre-funded warrants | Series A Convertible Preferred Shares
Capital stock
Securities issuance - warrants exchanged (in shares)													48
Pre-funded warrants | Derivatives | Series A Convertible Preferred Shares
Capital stock
Securities issuance - warrants exchanged (in shares)													48
Issued capital [member]
Capital stock
Securities issuance - warrants exchanged (in shares)																									4,186
Securities issuance - pre-funded warrants converted (in shares)	1,470,000																							1,470,000